Discontinued Operations (Details) - Schedule of cash flows from operating activities - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Discontinued Operations (Details) - Schedule of cash flows from operating activities [Line Items]
Net cash provided by operating activities -discontinued operations	$ 1,369	$ 595
Net cash used in investing activities – discontinued operations	(1,436)	(582)
Net cash provided by financing activities – discontinued operations		$ 20